INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2018
Disclosure Of Investments In Associates [Abstract]
Disclosure of interests in associates [text block]
NOTE 15.  INVESTMENTS IN ASSOCIATES

On May 2, 2018, the company E2E S.A. was incorporated through the subsidiary Maderas Arauco S.A., with a total capital of ThU.S.$ 6,000, under 50% ownership of Arauco. As of this date, ThU.S.$ 2,241 have been contributed.

On January 19, 2018, the company Parque Eólico Ovejera Sur SpA was incorporated through the subsidiary Arauco Bioenergía S.A., under 50% ownership of Arauco. The capital contributed by Arauco was ThU.S.$ 782.

The following tables set forth information about Investments in associates.

Name	Puertos y Logística S.A.
Country	Chile
Functional Currency	U.S. Dollar
Corporate purpose	Docking and warehousing operations for proprietary and third party use, cargo of all classes of goods, as well, as warehousing and transport operations.
Ownership interest (%)	20.2767%
	12-31-2018	12-31-2017
Carrying amount	ThU.S.$62,511	ThU.S.$62,225

Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional Currency	U.S. Dollar
Corporate purpose
Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kind of businesses and companies related to industrial, shipping, forestry and commercial activities.

Ownership interest (%)	50.0000%
	12-31-2018	12-31-2017
Carrying amount	ThU.S.$52,643	ThU.S.$47,619

Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco's entities.
Ownership interest (%)	20.0000%
	12-31-2018	12-31-2017
Carrying amount	ThU.S.$ 193	ThU.S.$ 191

Name	Genómica Forestal S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose
Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.

Ownership interest (%)	25.0000%
	12-31-2018	12-31-2017
Carrying amount	ThU.S.$(1)	ThU.S.$(4)

Name	Consorcio Tecnológico Bioenercel S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose
Developing of technologies which will promote the development of a biofuels industry in Chile, obtained from lingo-cellulosic materials. The future execution of this sustainable project is financed by the Innova Chile Committee.

Ownership interest (%)	20.0000%
	12-31-2018	12-31-2017
Carrying amount	ThU.S.$7	ThU.S.$6

Name	Vale do Corisco S.A.
Country	Brazil
Functional Currency	Brazilian Real
Corporate purpose	Management of forestry activities.
Ownership interest (%)	49.0000%
	12-31-2018	12-31-2017
Carrying amount	ThU.S.$38,497	ThU.S.$ 48,921

Name	E2E S.A.
Country	Chile
Functional Currency	Chilean pesos
Corporate purpose	Development of construction solutions
Ownership interest (%)	50.0000%
	12-31-2018	12-31-2017
Carrying amount	ThU.S.$2,044	ThU.S.$ -

Name	Parque Eólico Ovejera Sur SpA
Country	Chile
Functional Currency	Chilean pesos
Corporate purpose	Electrical power projects
Ownership interest (%)	50.0000%
	12-31-2018	12-31-2017
Carrying amount	ThU.S.$597	ThU.S.$ -

Summarized Financial Information of Associates

12-31-2018	Assets
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	E2E S.A.	Parque Eólico Ovejera del Sur SpA.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total

	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	97,866	29	22,870	680	1,246	4,295	2	25	127,013
Non-current	566,484	105,354	907	3,600	703	105,836	36	19	782,939
Total	664,350	105,383	23,777	4,280	1,949	110,131	38	44	909,952

	Liabilities
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	E2E S.A.	Parque Eólico Ovejera del Sur SpA.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total

	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	28,938	82	22,192	192	754	81	-	7	52,246
Non-current	327,124	-	619	-	-	31,485	5	42	359,275
Equity	308,288	105,301	966	4,088	1,195	78,565	33	(5)	498,431
Total	664,350	105,383	23,777	4,280	1,949	110,131	38	44	909,952
12-31-2018
Revenues	160,889	6,080	4,841	1	-	8,106	-	37	179,954
Expenses	(158,421)	-	(4,855)	(370)	(295)	(8,711)	(2)	(29)	(172,683)
Profit or loss (continuing operations)	2,468	6,080	(14)	(369)	(295)	(605)	(2)	8	7,271
Other comprehensive income	(1,676)	2,202	-	-	-	-	-	-	526
Total comprehensive income	792	8,282	(14)	(369)	(295)	(605)	(2)	8	7,797
Dividends	-	-	-	-	-	3,277	-	-	3,277

12-31-2017	Assets
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	E2E S.A.	Parque Eólico Ovejera del Sur SpA.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total

	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	92,816	29	4,296	-	-	6,384	5	25	103,555
Non-current	590,309	97,072	769	-	-	126,215	45	24	814,434
Total	683,125	97,101	5,065	-	-	132,599	50	49	917,989

	Liabilities
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	E2E S.A.	Parque Eólico Ovejera del Sur SpA.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total

	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	44,564	82	3,219	-	-	123	-	14	48,002
Non-current	331,681	-	871	-	-	32,636	5	50	365,243
Equity	306,880	97,019	975	-	-	99,840	45	(15)	504,744
Total	683,125	97,101	5,065	-	-	132,599	50	49	917,989
12-31-2017
Revenues	130,720	4,741	5,211	-	-	34,449	2	30	175,153
Expenses	(132,538)	-	(5,246)	-	-	(29,648)	(10)	(36)	(167,478)
Profit or loss (continuing operations)	(1,818)	4,741	(35)	-	-	4,801	(8)	(6)	7,675
Other comprehensive income	5,850	-	-	-	-	-	-	-	5,850
Total comprehensive income	4,032	4,741	(35)	-	-	4,801	(8)	(6)	13,525
Dividends	-	-	-	-	-	-	-	-	-

Reconciliation of Investment in Associates and Joint Ventures

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Opening balance as of January 1	368,772	446,548
Changes
Investment in joint ventures, Additions	3,028	-
Share of profit (loss) in investment in associates	3,043	4,855
Share of profit (loss) in investment in joint ventures	14,203	12,162
Dividends Received, Investments in Associates	(11,307)	(8,586)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures	(17,287)	22,726
Other increase (decrease) in investment and associates and joint ventures (*)	(2,399)	(108,933)
Total changes	(10,719)	(77,776)
Closing balance	358,053	368,772
(*) In May 2017, Arauco’s associate Florestal Vale do Corisco S.A. performed a return of capital to its shareholders. This transaction did not generate effects in the Consolidated Statements of Profit or Loss nor modified Arauco’s shareholding in Florestal Vale do Corisco S.A.

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Carrying amount of associates accounted for using equity method	155,609	158,967
Carrying amount of joint ventures accounted for using equity method	202,444	209,805
Total investment accounted for using equity method	358,053	368,772